Summary of Outstanding Amount of Settlement Year (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxes
Net income before income taxes		$ 28,225	$ (226)	$ 12,003
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)		(9,597)	77	(4,081)
Tax benefits from the deduction of interest on capital distribution		843	(16)	728
Different jurisdictional tax rates for companies abroad		296	1,874	1,056
Brazilian income taxes on income of companies incorporated outside Brazil	[1]	(546)	(743)	(175)
Tax incentives		50	(9)	443
Tax loss carryforwards (unrecognized tax losses)		59	(428)	(682)
Non-taxable income (non-deductible expenses), net	[2]	234	(280)	(1,556)
Post-employment benefits	[3]	(802)	559	(417)
Results of equity-accounted investments in Brazil and abroad		318	49	53
Non-incidence of income taxes on indexation charges (SELIC interest rate) over undue paid taxes		903
Others		(3)	(91)	(431)
Income taxes		(8,239)	1,174	(4,200)
Deferred income taxes		(4,058)	1,743	(2,798)
Current income taxes		$ (4,181)	$ (569)	$ (1,402)
Effective tax rate of income taxes		(29.00%)	(519.00%)	(35.00%)

[1]	It relates to Brazilian income taxes on earnings of offshore investees, as established by Law No. 12,973/2014.
[2]	It includes provisions for legal proceedings.
[3]	It is impacted by non-deductible expenses for health care and pension plans in 2021, compared to the non-taxable gain from the health care plan revision occurred in 2020.